Prepaid charter revenue, detail (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
Finite-Lived Intangible Assets [Line Items]
Prepaid charter revenue from time-charter attached	$ 12,149	$ 17,974
Deferred asset from varying charter rates	110	192
Prepaid charter revenue	$ 12,259	$ 18,166